Label	Element	Value	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate		Feb. 22, 2013
Dunham Loss Averse Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice		1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther		none
Redemption Fee	rr_RedemptionFeeOverRedemption		none
Exchange Fee	rr_ExchangeFeeOverRedemption		none
Management Fees	rr_ManagementFeesOverAssets		1.26%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		0.25%
Other Expenses	rr_OtherExpensesOverAssets		1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets		2.66%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets		(0.51%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets		2.15%
1 Year	rr_ExpenseExampleYear01		$ 781
3 Years	rr_ExpenseExampleYear03		1,308
5 Years	rr_ExpenseExampleYear05		1,861
10 Years	rr_ExpenseExampleYear10		3,361
1 Year	rr_AverageAnnualReturnYear01		(1.09%)
Life of Fund	rr_AverageAnnualReturnSinceInception		(0.66%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate		Jun. 15, 2012
Dunham Loss Averse Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther		none
Redemption Fee	rr_RedemptionFeeOverRedemption		none
Exchange Fee	rr_ExchangeFeeOverRedemption		none
Management Fees	rr_ManagementFeesOverAssets		1.26%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		1.00%
Other Expenses	rr_OtherExpensesOverAssets		1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets		3.41%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets		(0.51%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets		2.90%
1 Year	rr_ExpenseExampleYear01		293
3 Years	rr_ExpenseExampleYear03		1,000
5 Years	rr_ExpenseExampleYear05		1,731
10 Years	rr_ExpenseExampleYear10		3,660
1 Year	rr_AverageAnnualReturnYear01		4.11%
Life of Fund	rr_AverageAnnualReturnSinceInception		0.84%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate		Jun. 15, 2012
Dunham Loss Averse Equity Income Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther		none
Redemption Fee	rr_RedemptionFeeOverRedemption		none
Exchange Fee	rr_ExchangeFeeOverRedemption		none
Management Fees	rr_ManagementFeesOverAssets		1.26%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		none
Other Expenses	rr_OtherExpensesOverAssets		1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets		2.41%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets		(0.51%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets		1.90%
1 Year	rr_ExpenseExampleYear01		193
3 Years	rr_ExpenseExampleYear03		703
5 Years	rr_ExpenseExampleYear05		1,239
10 Years	rr_ExpenseExampleYear10		2,708
Annual Return 2011	rr_AnnualReturn2011		(1.96%)
Annual Return 2012	rr_AnnualReturn2012		5.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel		the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate		Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn		5.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel		the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate		Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn		(7.12%)
1 Year	rr_AverageAnnualReturnYear01		5.14%
Life of Fund	rr_AverageAnnualReturnSinceInception		1.82%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate		Jun. 15, 2012
Dunham Loss Averse Equity Income Fund | Class N | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		4.21%
Life of Fund	rr_AverageAnnualReturnSinceInception		1.09%	[3]
Dunham Loss Averse Equity Income Fund | Class N | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		3.34%
Life of Fund	rr_AverageAnnualReturnSinceInception		1.13%	[3]
Dunham Loss Averse Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading		Dunham Loss Averse Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading		Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock		The Fund seeks to maximize total return from capital appreciation and dividends,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock		with capital preservation during market downturns as a secondary goal.
Expense [Heading]	rr_ExpenseHeading		Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 99 of the Fund's Prospectus and in How to Buy and Sell Shares on page 98 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption		Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination		March 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading		Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 418% of the average value of its portfolio.  The decrease in the portfolio turnover rate was due to the Fund's change in its principal investment strategy in 2012.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate		418.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts		You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount		$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees		The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading		Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading		Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's Sub-Adviser seeks to achieve the total return portion of the Fund's investment objective by investing primarily in income-producing common stocks of U.S. companies real estate investment trusts ("REITs"), and Exchange Traded Funds ("ETFs") that invest primarily in common stocks of U.S. companies.  The Sub-Adviser seeks to achieve the capital preservation portion of the Fund's investment objective during down markets by using risk management techniques including (1) stop-loss limits (a form of automatic sell decision based upon a set drop in a security's price), (2) security price targets, (3) allocation to cash equivalents and (4) hedging portfolio-level price risk with inverse ETFs (funds that are designed to rise in price when stock prices are falling).  The Fund invests in companies of any market capitalization.

The Sub-Adviser seeks to find what it believes are attractively valued income-producing opportunities with the potential for long-term growth of capital.  The Sub-Adviser defines "income-producing" securities as stocks that exhibit an above-average current level of distributable income, or cash flow growth when compared to the broad U.S. stock market.  The Sub-Adviser utilizes fundamental and macroeconomic research, coupled with a technical analysis overlay, to select holdings for the portfolio.  Macroeconomic research focuses on the outlook for the U.S. economy and security prices, in general.  Fundamental research on each company generally includes an industry-peer-group comparative analysis of revenue, earnings, dividends, and cash flow growth.  Issuers are selected based on a relatively low stock price compared to their measures described above.

In general, the Sub-Adviser buys a security, including ETFs, when it believes that it exhibits above-average growth prospects that have not yet been recognized in the security's valuation.  In general, the Sub-Adviser will sell a security, including an ETF, when a more attractive security is identified, the current security's fundamentals deteriorate, or the security reaches a valuation target.

The Fund's distribution policy is to make quarterly distributions to shareholders. All income will be distributed quarterly regardless of whether such income will be treated as return of capital. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits.  However, all or a portion of a distribution may consist of a return of capital.  Shareholders should not assume that the source of a distribution from the Fund is net profit.  For more information about the Fund's distribution policy, please turn to "Distribution Policy and Goals" section in this Prospectus.

Risk [Heading]	rr_RiskHeading		Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund's net asset value and performance.

Distribution Policy Risk – The Fund's distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund's current net asset value per share.  Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits.  However, all or a portion of a distribution may consist of a return of capital (i.e. from your original investment).  Shareholders should not assume that the source of a distribution from the Fund is net profit.  Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in common stocks.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value.  ETFs are subject to specific risks, depending on the nature of the fund.  For instance, ETFs investing in common stocks are subject to the risk that the value of the securities they hold can fall in response to developments affecting the company issuing the stock or in response to changing economic conditions.  When the value of ETFs held by the Fund declines, the value of your investment in the Fund declines.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.  The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Portfolio Turnover Risk – The frequency of portfolio transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the portfolio's performance.

Real Estate Investment Trust Risk – A REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.  A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent, or poor management.

Small and Medium Capitalization Risk – The Fund's investments in smaller and medium-sized companies carry more risks than investments in larger companies. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly.

Risk Lose Money [Text]	rr_RiskLoseMoney		As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading		Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance. The Class A sales charge is reflected in the average annual total return table.  Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.  During the period for which the Fund's performance is presented, the Fund's principal investment strategies were substantially different from those presently employed by the Fund. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns		The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone		(888) 3DUNHAM (338-6426)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress		www.dunham.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture		Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading		Class N Shares Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 5.35% (quarter ended December 31, 2011) and the lowest return for a quarter was -7.12% (quarter ended September 30, 2011).

Performance Table Heading	rr_PerformanceTableHeading		Dunham Loss Averse Equity Income Fund AVERAGE ANNUAL TOTAL RETURN
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads		The Class A sales charge is reflected in the average annual total return table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate		After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred		If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown		After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period. After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.

Dunham Loss Averse Equity Income Fund | IQ Hedge Long/Short Beta Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		11.02%
Life of Fund	rr_AverageAnnualReturnSinceInception		5.70%	[3]

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's Sub-Adviser has contractually agreed to waive a portion of the annual Sub-Advisory fee to the extent necessary to maintain the Fund's total annual operating expenses (excluding any brokerage fees and commissions, indirect expenses such as acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes, extraordinary expenses such a litigation or expenses in connection with a merger or reorganization) ) at 1.59% for Class N shares, 1.84% for Class A shares, and 2.59% for Class C shares; provided, however that the annual Sub-Advisory fee shall in no case be waived to less than 0.10% of the Fund's average daily net assets. The Agreement is effective as of March 18, 2013 and shall remain in effect until at least March 31, 2014
[3]	Inception date is April 30, 2010. On June 15, 2012, the Fund's principal investment strategies were substantially changed. Therefore, the performance prior to that date may have been different had the current principal investment strategies been in place.